Provisions - Additional information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Jan. 31, 2024	Dec. 31, 2023
Provisions
Provisions	€ 15,774		€ 15,533
New or increased provisions	1,914
Change in scope of consolidation	262
Utilizations of the provision	1,766
Other changes	(404)
ISAF SpA
Provisions
Provisions	€ 176
Neptune Energy Group Limited ("Neptune")
Provisions
Equity interest acquired (as a percent)	100.00%
Exploration & Production
Provisions
Other changes	€ 51
Exploration & Production | Neptune Energy Group Limited ("Neptune")
Provisions
Equity interest acquired (as a percent)	100.00%	100.00%
Natural gas and oil products | Exploration & Production
Provisions
Short-term portion of the risk provisions	€ 1,700
Provisions for site restoration, abandonment and social projects
Provisions
Provisions	9,712		€ 9,470
New or increased provisions	481
Change in scope of consolidation	€ 249
Period to incur expenditures	50 years
Threshold period to start utilizations essentially	12 months
Utilizations of the provision	€ 814
Other changes	€ (214)
Provisions for site restoration, abandonment and social projects | Minimum
Provisions
Discount rate	1.80%		2.20%
Provisions for site restoration, abandonment and social projects | Maximum
Provisions
Discount rate	5.30%		5.40%
Provisions for site restoration, abandonment and social projects | Exploration & Production | Neptune Energy Group Limited ("Neptune")
Provisions
Change in scope of consolidation	€ 815
Provisions for site restoration, abandonment and social projects | Exploration & Production | Ithaca Energy Plc
Provisions
Change in scope of consolidation	566
Provisions for decommissioning and dismantling costs [Member]
Provisions
Provisions	596
Provisions for decommissioning and dismantling costs [Member] | UK
Provisions
Utilizations of the provision	310
Provisions for decommissioning and dismantling costs [Member] | Italy
Provisions
Utilizations of the provision	246
Provisions for decommissioning and dismantling costs [Member] | Libya
Provisions
Utilizations of the provision	94
Estimated costs for social projects | Exploration & Production
Provisions
Provisions	673
Estimated costs for social projects | Exploration & Production | Basilicata region [member]
Provisions
Provisions	358
Provisions for revisions of cost estimates
Provisions
New or increased provisions	431
Provisions for site restoration | Exploration & Production
Provisions
Provisions	8,376
Provisions for site abandonment
Provisions
New or increased provisions	45
Environmental provisions
Provisions
Provisions	3,700		€ 3,613
New or increased provisions	929
Utilizations of the provision	636
Other changes	(76)
Environmental provisions | Eni Rewind SpA
Provisions
Provisions	2,423
Environmental provisions | Refining and Chemicals
Provisions
Provisions	687
Provisions for current groundwater remediation activities
Provisions
New or increased provisions	352
Provisions for refining plants, depots, fuel distribution systems and oil pipelines [member]
Provisions
New or increased provisions	271
Provisions for remediation activities at petrochemical plants [member]
Provisions
New or increased provisions	152
Provisions for litigations
Provisions
Provisions	594		681
New or increased provisions	100
Change in scope of consolidation	1
Utilizations of the provision	18
Other changes	(129)
Provisions for litigations | Exploration & Production
Provisions
Provisions	305
Provisions for taxes other than income taxes
Provisions
Provisions	158		183
New or increased provisions	27
Change in scope of consolidation	4
Utilizations of the provision	46
Other changes	11
Provisions for taxes other than income taxes | Exploration & Production
Provisions
Provisions	128
Loss adjustments and actuarial provisions for Eni's insurance companies
Provisions
Provisions	229		245
New or increased provisions	87
Utilizations of the provision	114
Reinsurance receivables	25
Other changes	11
Provisions for losses on investments
Provisions
Provisions	234		208
New or increased provisions	24
Other changes	3
Provisions for Everen (ex OIL) insurance cover
Provisions
Provisions	86		€ 105
New or increased provisions	€ 2
Period for charging increased insurance premiums	5 years